Commitments, contingencies and guarantees (Tables)	12 Months Ended
Sep. 30, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Future Minimum Lease Payments Under Non-Cancellable Operating Leases
Minimum finance lease payments are as follows:

	Principal	Interest	Payment
	$	$	$
Less than one year	12,380	529	12,909
Between one and two years	9,686	319	10,005
Between two and five years	7,843	219	8,062
Total minimum finance lease payments	29,909	1,067	30,976
The future minimum lease payments under non-cancellable operating leases are due as follows:

$
Less than one year	167,471
Between one and two years	141,569
Between two and five years	279,088
Beyond five years	118,012

Disclosure of Minimum Payments Under Long-Term Service and Other Agreements	Minimum payments under these agreements are due as follows:

$
Less than one year	136,509
Between one and two years	83,223
Between two and five years	63,737